Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for 2017, 2016 and 2015. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	2017
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

	2016
	Air	Packages, Hotels and other travel products	Unallocated	Total
Revenue	205,721	205,441	—	411,162
Adjusted EBITDA	27,940	20,643	2	48,585
Depreciation and amortization	(4,099)	(3,842)	(4,983)	(12,924)
Stock-based compensation	—	—	(574)	(574)
Operating income / (loss)	23,841	16,801	(5,555)	35,087
Financial income				8,327
Financial expense				(15,079)
Income before income tax				28,335
Income tax expense				(10,538)
Net income				17,797

	2015
	Air	Packages, Hotels and other travel products	Unallocated	Total
Revenue	219,817	201,894	—	421,711
Adjusted EBITDA	8,259	(34,383)	(12,943)	(39,067)
Depreciation and amortization	(6,350)	(1,872)	(6,217)	(14,439)
Stock-based compensation	—	—	(861)	(861)
Operating income / (loss)	1,909	(36,255)	(20,021)	(54,367)
Financial income				10,797
Financial expense				(23,702)
Income / (loss) before income tax				(67,272)
Income tax expense				(18,004)
Net income / (loss)				(85,276)